Commitments	12 Months Ended
Jun. 30, 2021
Commitments
Commitments

35 Commitments

(a) Capital commitments outstanding as at June 30, 2020 and 2021 not provided for in the financial statements were as follows:

	As at June 30,
	2020	2021
	RMB’000	RMB’000
Contracted purchase of software	13,531	5,182
Contracted purchase of property	—	101,779
Contracted purchase of property improvements	—	21,679
	13,531	128,640